MINERAL PROPERTIES AND RELATED CONSTRUCTION	12 Months Ended
Dec. 31, 2022
MINERAL PROPERTIES AND RELATED CONSTRUCTION
MINERAL PROPERTIES AND RELATED CONSTRUCTION

15.MINERAL PROPERTIES UNDER CONSTRUCTION

(a)Camino Rojo Oxide Gold Mine

	At historical cost
					Accumulated
		Deposits to			foreign
	Mineral	construction	Construction in	Other costs	exchange on	Carrying
	properties	vendors	progress	capitalized	translation	value
At December 31, 2020	$39,272	$28,079	$4,845	$836	$(1,760)	$71,272
Additions	62,800	11,411	56,528	—	—	130,739
Borrowing costs capitalized	—	—	—	13,967	—	13,967
Change in site closure provision	—	—	—	4,653	—	4,653
Transfer within categories	—	(37,832)	37,832	—	—	—
Transfers to equipment	—	—	(2,484)	—	—	(2,484)
Due to changes in exchange rates	—	—	—	—	(4,398)	(4,398)
At December 31, 2021	$102,072	$1,658	$96,721	$19,456	$(6,158)	$213,749
Additions	—	—	5,636	—	—	5,636
Borrowing costs capitalized	—	—	—	4,085	—	4,085
Change in site closure provision	—	—	—	(238)	—	(238)
Transfer within categories	(4,060)	(1,589)	(509)	—	6,158	—
Transfer to producing mineral property	(98,012)	—	(101,848)	(23,303)	—	(223,163)
Transfer to other non-current assets	—	(69)	—	—	—	(69)
At December 31, 2022	$—	$—	$—	$—	$—	$—

Determining when a mine under construction is substantially complete and ready for its intended use requires significant judgement (note 4(a)).

Using multiple criteria, we determined that the date of commencement of commercial production for the Camino Rojo Oxide Gold Mine was April 1, 2022. No borrowing costs were capitalized subsequent to March 31, 2022.